LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 7—LEASES

Operating Leases

During 2021, the Company entered into a lease agreement for a medical clinic office located in Provo, Utah. The lease commenced on March 1, 2021, and is for a term of 58 months. The monthly base rent is $400 with scheduled increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The lease increased the operating lease right-of-use asset and corresponding operating lease liability by $19,364

During 2021, the Company entered into a lease agreement for a medical clinic office located in Bountiful, Utah. The lease commenced on June 1, 2021, and is for a term of 48 months. The monthly base rent is $1,152 with scheduled increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The lease increased the operating lease right-of-use asset and corresponding operating lease liability by $42,617.

During 2022, the Company entered into a lease agreement for medical clinic and corporate office located in Murray, Utah. The lease commenced on October 1, 2022, and is for a term of 52 months. The monthly base rent is $6,873 with scheduled increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The lease increased the operating lease right-of-use asset and corresponding operating lease liability by $241,241.

During 2023, the Company entered into a lease amendment to renew its medical clinic office located in Millcreek, Utah. The lease renewal commenced on July 1, 2023, and is for a term of 12 months. The monthly base rent is $2,350. The lease agreement contains customary events of default, representations, warranties, and covenants. The remeasurement of the ROU asset and liability associated with this operating lease was $26,036.

During 2023, the Company entered into a lease amendment to renew its medical clinic office located in Ogden, Utah. The lease renewal commenced on September 1, 2023, and is for a term of 12 months. The monthly base rent is $978. The lease agreement contains customary events of default, representations, warranties, and covenants. The remeasurement of the ROU asset and liability associated with this operating lease was $10,839.

During 2024, the Company entered into a lease amendment to renew its medical clinic office located in Millcreek, Utah. The lease renewal commenced on August 1, 2024, and is for a term of 12 months. The monthly base rent is $2,400. The lease agreement contains customary events of default, representations, warranties, and covenants. The remeasurement of the ROU asset and liability associated with this operating lease was $27,724.

During 2024, the Company entered into a lease for a medical clinic office located in Ogden, Utah. The lease commenced on December 1, 2024, and is for a term of 86 months. The monthly base rent is $6,211. The lease agreement contains customary events of default, representations, warranties, and covenants. The remeasurement of the ROU asset and liability associated with this operating lease was $461,946.

The following was included in the balance sheets at December 31, 2024 and 2023:

	December 31,
	2024	2023
Operating lease right-of-use assets	$641,651	$235,706

Operating lease liabilities, current portion	138,743	94,696
Operating lease liabilities, long-term	496,017	164,295
Total operating lease liabilities	$634,760	$258,991

Weighted-average remaining lease term (years)	5.8	3.5
Weighted average discount rate	9.0%	15.0%

The components of net lease expense consisted of the following for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023
Operating lease expense	$139,390	$157,043
Variable lease expense	8,365	24,419
Total lease expense	147,755	181,462
Sublease (income)	-	(3,148)
Total net lease expense	$147,755	$178,314

Cash payments included in the measurement of operating lease liabilities were $149,029 and $135,923 for the years ended December 31, 2024 and 2023, respectively.

Maturities of operating lease liabilities at December 31, 2024 were as follows:

Year Ending December 31,	Amount
2025	$187,988
2026	164,150
2027	86,366
2028	87,444
2029	83,886
Thereafter	175,400
Total	785,234
Less: imputed interest	(150,474)
Total operating lease liabilities	$634,760

Finance Leases

On April 22, 2024, the Company entered into an equipment financing lease to purchase medical equipment for $10,976, which matures in July 2029.

The following was included in the balance sheets at December 31, 2024 and 2023:

	December 31,
	2024	2023
Leased medical equipment (property and equipment)	$10,976	$-
Less: accumulated depreciation	(1,646)	-
Total leased medical equipment, net	$9,330	$-

Finance lease liabilities, current portion	2,030	-
Finance lease liabilities, long-term	7,615	-
Total finance lease liabilities	$9,645	$-

Weighted-average remaining lease term (years)	4.6	-
Weighted average discount rate	2.0%	-

Maturities of finance lease liabilities at December 31, 2024, were as follows:

Year Ending December 31,	Amount
2025	$2,204
2026	2,204
2027	2,204
2028	2,204
2029	1,285
Total	10,101
Less: amount representing interest	(456)
Total finance lease liabilities	$9,645